BMO Micro-Cap Fund
BMO Micro-Cap Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 113 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 114 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Micro-Cap Fund		Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	none	1.00%
Redemption Fee		none	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Micro-Cap Fund		Class Y	Class I	Class A
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	5.71%	5.46%	5.46%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		6.62%	6.37%	6.62%
Fee Waiver and Expense Reimbursement	[3]	(5.26%)	(5.26%)	(5.26%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	1.36%	1.11%	1.36%
[1]	"Other Expenses" for the Class A shares are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[3]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 1.35% for Class Y, 1.10% for Class I, and 1.35% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Micro-Cap Fund (USD $)	Class Y	Class I	Class A
1 Year	138	113	632
3 Years	1,489	1,419	1,914
5 Years	2,795	2,689	3,155
10 Years	5,881	5,714	6,087

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended August 31, 2014, the Fund’s portfolio turnover rate (not annualized) was 70% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of U.S. companies similar in size, at the time of purchase, to those within the Russell Microcap® Index. The largest company by market capitalization in the Russell Microcap® Index was approximately $2.8 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $211 million.

The Adviser uses a disciplined investment process that identifies companies that it believes have good value relative to their assets, sustainable cash flow, acceptable levels of debt, and potential for improving their business fundamentals. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Micro-Cap Company Risks. Generally, micro-cap companies have fewer shares traded daily, less liquid stock, and more volatile prices than larger capitalization companies. Micro-cap companies are more vulnerable to adverse business or economic developments than companies with larger capitalizations. If the Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. Micro-cap companies also tend to have unproven track records, limited management experience, a limited product or service base, less publicly available information, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Corporate Restructuring Risks. Securities of companies that are involved in company turnarounds or corporate restructurings may present special risk because of the high degree of uncertainty that can be associated with such events. It is possible that the market price of securities of companies involved in company turnarounds or corporate restructurings may be subject to significant and unpredictable fluctuations.
Fund Performance
Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.